Accounts Payable	12 Months Ended
Dec. 31, 2010
Accounts Payable [Abstract]
Accounts Payable
14.	Accounts Payable
An aging analysis of the accounts payable is as follows:

	2010	2009	2008

Current	$429,831,103	$174,834,213	$126,149,360
Overdue:
Within 30 days	42,087,271	25,335,474	26,524,678
Between 31 to 60 days	8,540,898	8,269,941	9,510,883
Over 60 days	35,118,013	20,443,176	23,733,618

	$515,577,285	$228,882,804	$185,918,539